As filed with the Securities and Exchange Commission on November 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2011

Date of reporting period:  09/30/2011

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
9/30/2011 (Unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS - 3.56%
Pennsylvania - 3.56%
Pennsylvania State Higher Education Assistance Agency
0.694%, 5/1/2046 (a)(b)(c)	4,000,000	4,000,000
Pennsylvania State Higher Education Assistance Agency
0.927%, 6/1/2047 (a)(b)(c)	3,825,000	3,825,000
TOTAL MUNICIPAL BONDS (Cost $7,825,000)		7,825,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 79.49%
FHLB - 16.15%
0.787%, 06/11/2015 (a)	2,000,000	2,009,776
1.285%, 04/15/2025 (a)	10,000,000	10,003,120
5.250%, 12/11/2020 (b)	10,000,000	12,753,000
5.750%, 06/12/2026 (b)	7,000,000	9,785,300
4.805%, 08/20/2015	343,650	376,637
5.250%, 09/15/2017	578,317	625,666
		35,553,499
FHLMC - 30.24%
0.269%, 03/30/2015 (a)	5,000,000	5,010,265
0.340%, 01/10/2013 (a)	10,000,000	10,002,230
0.340%, 01/24/2013 (a)	20,000,000	19,998,400
3.525%, 09/30/2019	5,494,075	5,494,059
5.297%, 11/16/2023	1,000,000	1,005,107
5.680%, 02/03/2027 (b)	2,000,000	2,448,600
Pool E01489, 4.500%, 11/01/2018	781,421	826,186
Pool 1B1691, 4.623%, 05/01/2034 (a)	624,575	657,183
Pool 781955, 4.820%, 05/01/2034 (a)	274,364	289,030
Pool G12402, 5.000%, 11/01/2021	868,108	937,234
Pool C90779, 5.000%, 01/01/2024	415,266	452,774
Pool G30284, 5.000%, 02/01/2026	598,687	649,021
Pool N3-1477, 5.000%, 01/01/2038	1,406,876	1,499,877
Pool G12785, 5.500%, 08/01/2017	342,166	370,861
Pool G11759, 5.500%, 12/01/2018	425,569	461,259
Pool G13161, 5.500%, 05/01/2023	380,033	411,429
Pool 847661, 5.762%, 12/01/2036 (a)	577,242	624,843
Pool 1G2084, 5.786%, 08/01/2037 (a)	488,505	528,851
Pool 1N1628, 5.820%, 06/01/2037 (a)	657,291	707,515
Pool C91000, 6.000%, 11/01/2026	1,049,908	1,152,504
Pool D97199, 6.000%, 02/01/2027	999,819	1,097,520
Pool G30360, 6.000%, 10/01/2027	823,985	903,989
Series 3726, 2.000%, 08/15/2020 (b)	3,791,999	3,911,447
Series 2776, 4.000%, 01/15/2034	487,569	516,944
Series 3070, 4.500%, 10/15/2018	291,246	297,960
Series 2827, 4.500%, 01/15/2023	1,000,000	1,056,092
Series 3499, 4.500%, 08/15/2036	1,253,818	1,348,838
Series 2542, 5.000%, 12/15/2017	624,731	673,815
Series 3128, 5.000%, 10/15/2027	618,138	621,396
Series 3187, 5.000%, 02/15/2032	224,660	227,014
Series 2941, 5.000%, 05/15/2033	1,000,000	1,079,637
Series 3414, 5.000%, 12/15/2036	702,555	747,099
Series 3349, 6.000%, 09/15/2036	478,764	548,376
		66,557,355

FNMA - 30.20%
0.500%, 09/27/2016	5,000,000	4,996,805
1.000%, 09/02/2014	3,000,000	3,000,282
1.000%, 09/14/2015	3,000,000	2,993,292
1.400%, 09/28/2016	3,355,000	3,354,322
2.000%, 07/27/2018	3,000,000	3,003,432
3.000%, 09/01/2016	3,000,000	3,030,198
5.450%, 10/18/2021 (b)	7,250,000	8,726,825
6.000%, 04/18/2036 (b)	8,150,000	9,861,500
Pool 802854, 4.240%, 12/01/2034 (a)	436,750	455,435
Pool 851297, 4.310%, 09/01/2035 (a)	393,473	409,416
Pool 826046, 4.320%, 07/01/2035 (a)	612,729	643,969
Pool 254720, 4.500%, 05/01/2018	697,364	747,228
Pool 725647, 4.500%, 07/01/2019	643,406	689,613
Pool 255547, 4.500%, 01/01/2020	626,737	671,746
Pool 745392, 4.500%, 12/01/2020	690,483	740,070
Pool 735529, 4.730%, 08/01/2034 (a)	474,011	498,381
Pool 254510, 5.000%, 11/01/2017	484,273	524,045
Pool 254631, 5.000%, 02/01/2018	244,820	264,927
Pool 555545, 5.000%, 06/01/2018	332,952	360,297
Pool 357413, 5.000%, 07/01/2018	704,390	762,241
Pool 254985, 5.000%, 11/01/2023	464,861	508,141
Pool 257163, 5.000%, 04/01/2028	733,052	790,307
Pool 843024, 5.141%, 09/01/2035 (a)	373,003	390,106
Pool 254192, 5.500%, 02/01/2022	440,065	477,980
Pool 255182, 5.500%, 04/01/2024	462,634	506,541
Pool 257164, 5.500%, 04/01/2028	748,289	813,226
Pool 257239, 5.500%, 06/01/2028	816,786	887,668
Pool AA3303, 5.500%, 06/01/2038	777,359	845,446
Pool 889634, 6.000%, 02/01/2023	740,348	806,101
Pool 256752, 6.000%, 06/01/2027	949,050	1,043,718
Pool 256962, 6.000%, 11/01/2027	935,952	1,029,313
Pool 256651, 6.000%, 03/01/2037	334,557	365,629
Pool 941676, 6.000%, 05/01/2037	558,277	610,127
Pool 256890, 6.000%, 09/01/2037	320,258	350,002
Pool 256946, 6.500%, 10/01/2027	703,004	775,904
Series 2010-116, 2.000%, 08/25/2020 (b)	2,169,248	2,237,580
Series 2011-33, 3.000%, 02/25/2038	1,888,835	1,956,010
Series 2010-149, 3.500%, 11/25/2040	2,201,464	2,326,065
Series 2008-51, 4.500%, 11/25/2022	703,795	742,688
Series 2004-28, 4.500%, 01/25/2034	671,217	732,164
Series 2009-3, 5.000%, 01/25/2049	627,810	684,621
Series 2007-B2, 5.500%, 12/25/2020	57,992	60,631
Series 2007-42, 5.500%, 01/25/2036	724,323	773,532
Series 2006-126, 5.500%, 04/25/2036	289,573	315,213
Series 2001-64, 6.000%, 11/25/2016	664,293	712,570
		66,475,307

	Principal	Fair
	Amount	Value
GNMA - 2.90%
Pool 80965, 4.625%, 07/20/2034 (a)	311,260	323,228
Pool 82212, 5.000%, 11/20/2038 (a)	770,714	812,326
Pool 80701, 5.375%, 06/20/2033 (a)	136,524	141,750
Pool 80825, 5.500%, 02/20/2034 (a)	122,420	126,989
Pool 686743, 5.500%, 05/20/2038	1,217,399	1,349,542
Series 2010-113, 2.500%, 02/16/2040	1,219,961	1,273,028
Series 2008-6, 4.250%, 09/20/2037	1,089,220	1,161,296
Series 2010-14, 4.500%, 02/16/2040	1,061,234	1,183,554
		6,371,713
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $167,357,614)		174,957,874

	Contracts
	(100 shares	Fair
	per contract)	Value
PURCHASED OPTIONS - 0.11%
Call Options - 0.11%
U.S Treasury 10-Year Note, Futures Contract
Expiration: November 2011, Exercise Price $129.50	150	$180,469
Expiration: November 2011, Exercise Price $130.50	100	67,187
TOTAL PURCHASED OPTIONS (Cost $210,766)		247,656

		Fair
	Shares	Value
SHORT TERM INVESTMENTS - 18.86%
Money Market Funds - 18.86%
Fidelity Institutional Prime Money Market Portfolio, 0.16% (d)	20,731,760	20,731,760
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.01% (d)	10,386,990	10,386,990
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 0.11% (d)	10,386,731	10,386,731
TOTAL MONEY MARKET FUNDS (Cost $41,505,481)		41,505,481

Total Investments (Cost $216,898,861) - 102.02%		224,536,011
Liabilities in Excess of Other Assets - (2.02)%		(4,443,753)
TOTAL NET ASSETS - 100.00%		$220,092,258

Footnotes
The following information for the Funds is presented on an income tax basis as of September 30, 2011*:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	216,898,861	7,679,408	(42,258)	7,637,150

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2011.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Adviser and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2011 is $57,549,252 which represents 26.15% of total net assets.
(c)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of September 30, 2011 the value of these investments was $7,825,000 or 3.56% of total net assets.
(d)	The rate listed is the fund's 7-day yield as of September 30, 2011.

THE CORE FUND
SCHEDULE OF WRITTEN OPTIONS
SEPTEMBER 30, 2011 (Unaudited)

	Contracts
	(100 shares	Fair
PUT OPTIONS - 0.02%	per contract)	Value
U.S. Treasury 10-Year Note, Futures Contract
Expiration: November 2011, Exercise Price: $129.50	68	41,438
TOTAL OPTIONS WRITTEN (Premiums received $42,330)		$41,438

As of September 30, 2011, margin deposits of $90,755 have been pledged in connection with written options and open short futures contracts, a portion of which represents the required collateral for written options contracts.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
SEPTEMBER 30, 2011 (Unaudited)

Number		Unrealized
of Contracts		Depreciation

325	U.S. Treasury 10-Year Note Futures Contract
	Expiring December 2011 (Underlying Face Amount at Fair Value $42,280,470)	$71,516

As of September 30, 2011, margin deposits of $90,755 have been pledged in connection with written options and open short futures contracts, a portion of which represents the required initial margin deposit on open short futures contracts.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine that significance and character of all inputs to their fair value determination.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than the quoted prices included in Level I that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund's assets and liabilities measured at fair value as of
September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Government & Agency Obligations	$—	$125,233,622	$49,724,252	$174,957,874
Municipal Bonds	—	—	7,825,000	7,825,000
Total Fixed Income	—	125,233,622	57,549,252	182,782,874

Purchased Put Options	247,656			247,656

Short-Term Investments	41,505,481	—	—	41,505,481

Total	$41,505,481	$125,233,622	$57,549,252	$224,536,011

Put Options Written	$41,438	$—	$—	$41,438

Other Financial Instruments*
Short Futures Contracts	$(71,517)	$—	$—	$(71,517)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level I during the period.

Level 2 Reconciliation Disclosure	U.S. Government &
The following amounts were transfers in/(out) of Level 2 assets:	Agency Obligations

Transfers into Level 2	$625,666
Transfers out of Level 2	(3,911,447)
Net transfers in and/or (out) of Level 2	$(3,285,781)

Transfers were made into Level 2 from Level 3 because securities which were being manually priced utilizing the Advisor's model are currently being priced by independent third party service provider using observable inputs. Transfers were made out of Level 2 into Level 3 because the securities are currently being manually priced utlizing the Adviser's fair valuation model versus being priced with broker quotes in an active market.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Municipal Bonds	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2010	$8,500,000	$42,845,066	$51,345,066
Accretion/(Amortization)	—	(256,120)	(256,120)
Realized gain (loss)	—	(4,168)	(4,168)
Change in unrealized appreciation (depreciation)	—	4,649,262	4,649,262
Purchases	—	—	—
(Sales)	(675,000)	(795,569)	(1,470,569)
Transfers into Level 3	—	3,911,447	3,911,447
Transfers out of Level 3	—	(625,666)	(625,666)
Balance as of September 30, 2011	$7,825,000	$49,724,252	$57,549,252

Change in unrealized appreciation (depreciation) during the year of Level 3 investments
held at September 30, 2011.			$4,761,298

Transfers between levels are recognized as of the end of the reporting period.

Derivatives
The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts, to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging
("ASC 815"). ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.)
is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended September 30, 2011, are as follows:
Contracts
Outstanding at December 31, 2010	100
Options opened	3,028
Options closed	(1,468)
Options expired	(1,410)
Outstanding at September 30, 2011	250

Transactions in written options contracts for the period ended September 30, 2011, are as follows:
Contracts
Outstanding at December 31, 2010	—
Options opened	2,150
Options closed	(1,482)
Options expired	(600)
Outstanding at September 30, 2011	68

Transactions in short future contracts for the period ended September 30, 2011, are as follows:
Contracts
Outstanding at December 31, 2010	380
Futures opened	2,520
Futures closed	(2,575)
Outstanding at September 30, 2011	325

Average Balance Information

The average monthly market value of purchased and written options during the nine months ended September 30, 2011 were $84,418 and
$6,681, respectively. The average monthly notional amount of short futures contracts during the nine months ended September 30, 2011 was
$60,050,224.

Values of Derivative Instruments as of September 30, 2011:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Options	Investments, at fair value	$247,656	Options written, at value	$41,438
Interest Rate Contracts - Futures*	Net Assets - unrealized depreciation on futures contracts	($71,516)	N/A	—
Total		$176,140		$41,438
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title)    /s/ Mitchell York
Mitchell York, President/Principal Executive Officer

Date   November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Mitchell York
Mitchell York, President/Principal Executive Officer

Date   November 28, 2011

By (Signature and Title)    /s/ M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date   November 28, 2011

* Print the name and title of each signing officer under his or her signature.